Gain on Debt Extinguishment (Details Narrative) - USD ($)																	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 05, 2017	Jul. 02, 2017	Nov. 03, 2016	Sep. 23, 2016	Sep. 22, 2016	Mar. 02, 2016	Feb. 08, 2016	Jan. 22, 2016	Jan. 21, 2016	Dec. 29, 2015	Feb. 02, 2015	Jan. 06, 2015	Jan. 04, 2015	Nov. 17, 2014	Aug. 26, 2014	Jun. 27, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 16, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016	Aug. 15, 2016
Gain (loss) on debt extinguishment									$ 5,820			$ 1,119	$ 12,564					$ 34,002		$ 73,505	$ 165,615	$ 11,282
Debt principal amount																					925,000		$ 30,000	$ 266,000	$ 267,000	$ 267,000	$ 125,000
Debt instrument interest payment	$ 616	$ 308							10,320			1,229	7,564									3,982
Promissory note									85,820			51,000										35,000
Promissory note equal payments									80,000		$ 8,125			$ 8,125	$ 8,125	$ 8,125						32,500
Debt instrument, annual principal payment																						6,482
Debt Principal amount periodic payment	$ 50,000	$ 25,000				$ 30,000			75,500			50,890	75,000									2,500
Debt forgiveness						$ 20,000
Payment of debt													70,000
Trade accounts payable										$ 7,500
Sale of stock during period										$ 1,500,000
Sale of stock during period, shares										2,700
Creditor forgave										$ 4,800
gain on debt settlements									5,820			$ 1,119	$ 12,564					$ 34,002		$ 73,505	165,615	$ 11,282
Settlement Agreement [Member]
Gain (loss) on debt extinguishment																					6,482
Debt instrument interest payment																					3,982
Promissory note																					35,000
Promissory note equal payments																					32,500
Debt Principal amount periodic payment																					2,500
gain on debt settlements																					$ 6,482
Convertible Debt [Member]
Debt principal amount																												$ 50,000,000
Promissory note equal payments							$ 6,000
Convertible Debt [Member] | June 26, 2016 [Member]
Promissory note equal payments									$ 20,000
Convertible Debt One [Member]
Payment of debt								$ 11,667
Convertible Debt One [Member] | June 26, 2016 [Member]
Payment of debt								$ 82,564
Vista Capital Investments, LLC [Member]
Debt outstanding amount			$ 92,110
Debt principal amount			62,409
Debt instrument interest payment			$ 29,701
WHC Capital, LLC [Member]
Gain (loss) on debt extinguishment					$ 14,002
Debt instrument interest payment					7,020
Promissory note					100,000
Debt instrument, annual principal payment					114,002
gain on debt settlements					14,002
WHC Capital, LLC [Member] | Minimum [Member] | October 21, 2016 through February 21, 2017 [Member]
Promissory note equal payments					15,000
WHC Capital, LLC [Member] | Maximum [Member] | October 21, 2016 through February 21, 2017 [Member]
Promissory note equal payments					25,000
Vista Capital Investments, LLC UnderWHC Capital, LLC [Member]
Debt instrument interest payment				$ 7,020
Promissory note					20,000
Debt instrument, annual principal payment					$ 12,980